Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 45.51	$ 29.04
Dividend yield	1.10%	0.69%
Risk-free interest rate	1.50%	0.75%
Expected option life | yr	6.1	6.3
Expected volatility	41.00%	40.00%
Forfeiture rate	1.43%	0.78%